Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 300,784	$ 301,760	$ 318,331
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	62,926	65,328	66,726
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	38,797	34,442	39,525
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	66,988	65,985	62,675
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	111,838	118,006	130,384
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 20,235	$ 17,999	$ 19,021

[1]	The majority of foreign term deposits are in excess of $100,000.